Loans Receivable And Allowance For Credit Losses (Tables)	12 Months Ended
Sep. 30, 2011
Loans Receivable And Allowance For Credit Losses [Abstract]
Summary Of Loans Receivable

	2011	2010
	(Dollars in thousands)
Real Estate Loans:
One- to four-family	$4,918,778	$4,915,651
Multi-family and commercial	57,965	66,476
Construction	47,368	33,168
Total real estate loans	5,024,111	5,015,295

Consumer Loans:
Home equity	164,541	186,347
Other	7,224	7,671
Total consumer loans	171,765	194,018

Total loans receivable	5,195,876	5,209,313
Less:
Undisbursed loan funds	22,531	15,489
ACL	15,465	14,892
Discounts/unearned loan fees	19,093	22,267
Premiums/deferred costs	(10,947)	(11,537)
	$5,149,734	$5,168,202

Recorded Investment Of Loans, Past Due

			Total		Total
	30 to 89 Days	90 or More Days	Delinquent	Current	Recorded
	Delinquent	Delinquent	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$19,682	$12,363	$32,045	$4,362,498	$4,394,543
One- to four-family loans - purchased	6,243	13,836	20,079	520,876	540,955
Multi-family and commercial loans	--	--	--	57,936	57,936
Consumer - home equity	759	380	1,139	163,402	164,541
Consumer - other	92	3	95	7,129	7,224
	$26,776	$26,582	$53,358	$5,111,841	$5,165,199

Recorded Investment In Loans, Less SVAs

	Special Mention	Substandard
	(Dollars in thousands)
One- to four-family - originated	$32,673	$18,419
One- to four-family - purchased	447	15,987
Multi-family and commercial	7,683	--
Consumer - home equity	50	592
Consumer - other	--	5
	$40,853	$35,003

LTV And Credit Score Information For Originated And Purchased One-To Four-Family Loans And Originated Consumer Home Equity Loans

	Weighted Average	Weighted Average
	Credit Score	LTV
One- to four-family - originated	762	66%
One- to four-family - purchased	740	60
Consumer - home equity	742	20
	759	64%

Troubled Debt Restructurings On Financing Receivable, Recorded Investment

	Restructurings
	Due to	Loan
	Financial	Endorsement
	Difficulties	Program	Total
	(Dollars in thousands)
One- to four-family loans - originated	$23,534	$19,624	$43,158
One- to four-family loans - purchased	6,155	--	6,155
Multi-family and commercial loans	563	--	563
Consumer - home equity	413	--	413
Consumer - other	2	--	2
	$30,667	$19,624	$50,291

Troubled Debt Restructurings On Financing Receivables

	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
		(Dollars in thousands)
One- to four-family loans - originated	158	$27,250	$26,936
One- to four-family loans - purchased	4	1,563	1,555
Multi-family and commercial loans	--	--	--
Consumer - home equity	5	224	227
Consumer - other	--	--	--
	167	$29,037	$28,718

Troubled Debt Restructurings on Financing Receivables That Subsequently Defaulted

Number
	of	Recorded
	Contracts	Investment
(Dollars in thousands)
One- to four-family loans - originated	13	$1,353
One- to four-family loans - purchased	--	--
Multi-family and commercial loans	--	--
Consumer - home equity	--	--
Consumer - other	--	--
	13	$1,353

Impaired Loans By Class

				Fiscal	Fiscal
				Year-to-Date	Year-to-Date
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	ACL	Investment	Recognized
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$47,710	$47,845	$--	$41,401	$1,467
One- to four-family - purchased	6,075	6,056	--	7,381	58
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	468	468	--	672	14
Consumer - other	5	5	--	46	--
	54,821	54,939	--	50,078	1,575

With an allowance recorded
One- to four-family - originated	3,297	3,299	335	2,419	102
One- to four-family - purchased	13,640	13,546	3,280	14,576	156
Multi-family and commercial	--	--	--	--	--
Consumer - home equity	264	264	140	80	3
Consumer - other	--	--	--	--	--
	17,201	17,109	3,755	17,075	261

Total
One- to four-family - originated	51,007	51,144	335	43,820	1,569
One- to four-family - purchased	19,715	19,602	3,280	21,957	214
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	732	732	140	752	17
Consumer - other	5	5	--	46	--
	$72,022	$72,048	$3,755	$67,153	$1,836

Allowance For Credit Losses

	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family	Family	Family	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Beginning balance	$3,813	$10,425	$14,238	$275	$379	$14,892
Charge-offs	(414)	(2,928)	(3,342)	--	(145)	(3,487)
Recoveries	--	--	--	--	--	--
Provision for credit losses	1,516	2,404	3,920	(21)	161	4,060
Ending balance	$4,915	$9,901	$14,816	$254	$395	$15,465

Ratio of net charge-offs to average loans
outstanding year-to-date						0.07%
Ratio of net charge-offs year-to-date
to average non-performing assets						8.75%

ACL for loans collectively
evaluated for impairment	$4,580	$6,621	$11,201	$254	$255	$11,710
ACL for loans individually
evaluated for impairment	$335	$3,280	$3,615	$--	$140	$3,755

Summary Of Loan Portfolio Segment Disaggregated By The Company's Impairment Method

	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family	Family	Family	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment of loans
collectively evaluated for impairment	$4,343,536	$521,240	$4,864,776	$57,373	$171,028	$5,093,177

Recorded investment of loans
individually evaluated for impairment	51,007	19,715	70,722	563	737	72,022
	$4,394,543	$540,955	$4,935,498	$57,936	$171,765	$5,165,199